Organization and Principal Activities	12 Months Ended
Aug. 31, 2022
Organization and Principal Activities [Abstract]
Organization and Principal Activities
1.	Organization and Principal Activities

Meta Data Limited (the “Company”, formerly known as “OneSmart International Education Group Limited (“OneSmart”) is a limited company incorporated under the laws of Cayman Islands on March 10, 2017. Since fiscal year 2022, the Company through its consolidated subsidiaries, are engaged in artificial intelligent education service (AIE) and artificial intelligent universe (AIU) IAAS service.

AIE is to build an intelligent training system based on intelligent training plat-from to provide the maximum immersive experience and the best technical foundation for learning, implementation in RT3D with 360-degree landscape, so that all users are no longer bound to bult World with improved digital life experience. AIU IAAS service provides software & hardware infrastructure (IAAS) to Metaverse business operator or individual users. It improves the accessibility of rendering modes through cloud computing and edge computing algorithms and computing power to improve the virtual world. Use of spatial localization algorithm, virtual scene fitting, real-time network transmission, GPU server, and edge computing to reduce cost and network congestion. Reduce the performance threshold requirements for terminal equipment, and improve the immersive user experience

Before fiscal year 2021, the company was principally engaged in the provision of premium tutoring services for students of kindergarten and primary, middle and high schools (“K12”) and premium young children education services in the People’s Republic of China (the “PRC”). Due to the PRC legal restrictions on foreign ownership and investment in the education business, the Company conducts its primary business operations through its VIEs.

The Company’s Board adopts resolutions approving, and recommends to the shareholders for their approval to change the Company’s corporate name from “OneSmart International Education Group Ltd” to “Meta Data Limited” on its annual general meeting held on April 28, 2022.

The Company undergone a reorganization in 2017 whereby the Company became the ultimate parent entity of its subsidiaries, the VIEs and the VIEs’ subsidiaries. As part of the reorganization, the business operations of the consolidated subsidiaries, the VIEs and the VIEs’ subsidiaries were transferred to the Company. In return, the Company issued 2,439,484,566 of Class B ordinary shares to Happy Edu Inc., a company wholly owned by Mr. Zhang Xi (“the Founder”), as well as 94,897,359 of Class A ordinary shares, 1,890,686,563 of Series A redeemable convertible preferred shares and 35,757,200 of Series A-1 redeemable convertible preferred shares to the shareholders of the VIEs (“the Reorganization”). The Company also paid RMB2,242,914 (US$347,179) to certain shareholders of the VIEs in full in January 2018.

In September 2017, immediately following the Reorganization, the Company issued 1,840,535,677 Series A-1 redeemable convertible preferred shares to new investors for gross cash consideration of RMB1,840,536 (US$284,895). The Series A-1 redeemable convertible preferred shares carried the same terms and conditions as those issued during the Reorganization. The Company initially recorded the Series A-1 redeemable convertible preferred shares at fair value less issuance costs of RMB241 (US$37), and chose to recognize changes in the redemption value immediately and adjusted the redeemable convertible preferred share carrying value to equal their redemption value.

In September 2017, immediately following the Reorganization, the Company also repurchased an aggregate of 94,897,359 Class A ordinary shares for cash consideration of US$13,028 and an aggregate of 341,256,445 Series A redeemable convertible preferred shares for cash consideration of US$46,850 from three shareholders (the “Then Shareholders”). The Company made the payments to the Then Shareholders in full in January 2018.

In December 2017, the Founder transferred 142,642,550 of his Class B ordinary shares to a new investor for cash consideration of RMB163,023 (US$25,234) and each of such transferred ordinary share was re-designated as a Series A-1 redeemable convertible preferred share.

As the Company, its subsidiaries, VIEs and the VIEs’ subsidiaries were all under the control of the Founder, the Reorganization was accounted for as a transaction under common control in a manner similar to a pooling of interests. Therefore, the accompanying consolidated financial statements have been prepared as if the corporate structure of the Company had been in existence since the beginning of the periods presented.

On March 28, 2018, the Company completed its an initial public offering (“IPO”) on the New York Stock Exchange. The Company offered 16,300,000 ADSs representing 652,000,000 Class A ordinary shares at US$11.00 per ADS. Net proceeds from the IPO deducting underwriting discount and other expenses were RMB1,048,660 (US$162,321). IPO costs of RMB26,752 (US$4,141) were recorded as reduction of the proceeds from the IPO in shareholders’ equity.

Details of the Group’s subsidiaries as of August 31, 2022 are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
			Direct

Meta Data Limited (“Mata Data”)	March 10, 2017	Cayman	100%	Holding company
Metaverse Information Technology Limited (“Metaverse BVI”)	December 16, 2021	BVI	100%	Holding company
Metaverse Digital Technology Co. Limited (“Metaverse Digital”)	January 11, 2022	U.S.A.	100%	Digital Service
Metaverse Information Technology Limited (“Metaverse HK”)	January 24, 2022	Hong Kong	100%	Artificial intelligent education service and Artificial intelligent universe IAAS service

The VIE arrangements

PRC laws and regulations currently require any foreign entity that invests in the education business in China to be an educational institution with relevant experience in providing educational services outside China. The Group’s offshore holding companies are not educational institutions and do not provide educational services outside China. Accordingly, the Group’s offshore holding companies are not allowed to directly engage in the education business in China. To comply with PRC laws and regulations, the Group conducts all of its business in China through the VIEs. The VIEs hold the requisite licenses and permits necessary to conduct the Group’s premium tutoring services and premium young children education services business. In addition, the VIEs hold leases and other assets necessary to operate the Group’s study centers, employ teachers and generate substantially all of the Group’s revenues. Despite the lack of technical majority ownership, the Company has effective control of the VIEs through a series of contractual arrangements (the “Contractual Agreements”) and a parent-subsidiary relationship exists between the Company and the VIEs. The equity interests of the VIEs are legally held by PRC individuals (the “Nominee Shareholders”). Through the Contractual Agreements, the Nominee Shareholders of the VIEs effectively assign all their voting rights underlying their equity interests in the VIEs to the Company, and therefore, the Company has the power to direct the activities of the VIEs that most significantly impact its economic performance. The Company also has the right to receive economic benefits and obligations to absorb losses from the VIEs that potentially could be significant to the VIEs. Based on the above, the Company consolidates the VIEs in accordance with SEC Regulation SX-3A-02 and ASC810-10, Consolidation: Overall.

The following is a summary of the Contractual Agreements:

Shareholders’ Voting Rights Agreements Pursuant to the Shareholders’ Voting Rights Agreements signed between the respective Nominee Shareholders and the WFOE, the Nominee Shareholders agreed to entrust the Company through the WFOE an irrevocable proxy to exercise all of their voting rights as shareholders of the VIEs and approve on behalf of the Nominee Shareholders, all related legal documents pertinent to the exercise of their rights in their capacity as the shareholders of the VIEs. The WFOE is also entitled to re-authorize or assign its voting rights to any other person or entity at its own discretion and without giving prior notice to the Nominee Shareholders or obtaining their consent. The Shareholders’ Voting Rights Agreements remain valid for as long as at least one of the Nominee Shareholders remains a shareholder of the VIEs.

Loan Agreements Pursuant to the Loan Agreements between the respective Nominee Shareholders and the WFOE, the WFOE granted interest-free loans to the Nominee Shareholders for the purpose of providing capital to the VIEs to develop their business. The loans have terms of ten years and the WFOE has the sole discretion to extend the loans. The Nominee Shareholders are not allowed to repay the loans in advance of the maturity date without the WFOE’s prior written consent. The timing of the repayment must be made within 30 days after receiving the written consent and the repayment shall be in the form of transferring the VIEs’ equity interests to the WFOE or its designees unless the Nominee Shareholders are in breach of the agreements, in which the WFOE can request immediate repayment of the loans. Pursuant to the Loan Agreements, the Company agreed to provide unlimited financial support for the VIEs’ daily operating activities and agree to forgo the right to seek repayments.

Exclusive Purchase Right Agreements Pursuant to the Exclusive Purchase Right Agreements entered into between the Nominee Shareholders, the VIEs and the WFOE, the Nominee Shareholders granted to the WFOE or its designees proxy of shareholders’ rights and voting rights of their respective equity interests in the VIEs. The WFOE has the sole discretion as to when to exercise the options, whether in part or full. The exercise price of the options to purchase all or part of the equity interests in the VIEs will be higher of RMB1.00 or the minimum amount of consideration permitted by the applicable PRC laws. Any proceeds received by the Nominee Shareholders from the exercise of the options exceeding the loan amounts, distribution of profits or dividends, shall be remitted to the WFOE, to the extent permitted under PRC laws. The Exclusive Purchase Right Agreements will remain in effect until all the equity interests held by the VIEs are transferred to the WFOE or its designated party. The WFOE may terminate the Exclusive Purchase Right Agreements at its sole discretion, whereas under no circumstances may the VIEs or the Nominee Shareholders terminate in accordance with the agreements.

Equity Pledge Agreement Pursuant to the Equity Pledge Agreement entered into among the WFOE, the Nominee Shareholders and the VIEs, the Nominee Shareholders pledged all of their equity interests in the VIEs to the WFOE as collateral to secure their obligations under the above agreements. The Nominee Shareholders further undertake that they will remit any distributions in connection with such shareholder’s equity interests in the VIEs to the WFOE, to the extent permitted by PRC laws. If the VIEs or any of their Nominee Shareholders breach any of their respective contractual obligations under the above agreements, the WFOE, as the pledgee, will be entitled to certain rights, including the right to sell, transfer or dispose of the pledged equity interest. The Nominee Shareholders of the VIEs agree not to create any encumbrance on or otherwise transfer or dispose of their respective equity interest in the VIEs, without the prior consent of the WFOE. The Equity Pledge Agreement will be valid until the VIEs and their respective shareholders fulfill all the contractual obligations under the above agreements in full and the pledged equity interests have been transferred to the WFOE and/or its designees.

Exclusive Technology and Consultation Service Agreements Pursuant to the Exclusive Technology and Consultation Service Agreements, WFOE retains exclusive right to provide to the VIEs the technology support and consulting services included but not limited to the system technology support service, business professional consulting service, human resource, technical and business operation staff training, marketing research, planning and development service, business plan and strategy consulting service and client based support and development consulting service. WFOE owns the intellectual property rights developed in the performance of these agreements. However, if there are clearly definitions which do not allow WFOE to own certain intellectual property rights under the applicable PRC laws, VIEs should own them initially and grant their exclusive use rights to WFOE with minimum consideration. In exchange for these services, WFOE is entitled to charge the VIEs annual service fees which typically amount to what would be substantially all of the VIEs’ pre-tax profits (after offset prior year losses, if applicable), resulting in a transfer of substantially all of the profits from the VIEs to the WFOE.

Based on the opinion of the Company’s PRC legal counsel, (i) the ownership structure of the Group, including its subsidiaries in the PRC and VIEs are not in violation with any applicable PRC laws and regulations; and (ii) each of the Contractual Agreements among the WFOE, the VIEs and the Nominee Shareholders governed by PRC laws, are legal, valid and binding, enforceable against such parties.

However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company, the WFOE or any of its current or future VIEs are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, which may include, but not limited to, revocation of business and operating licenses, being required to discontinue or restrict its business operations, restriction of the Group’s right to collect revenues, being required to restructure its operations, imposition of additional conditions or requirements with which the Group may not be able to comply, or other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these or other penalties may result in a material and adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs.

The Group’s business has been directly operated by the VIEs and their subsidiaries. For the years ended August 31, 2020, 2021 and 2022, the VIEs contributed 100%, 100% and nil of the Group’s consolidated revenues, respectively. As of August 31, 2021 and 2022, the VIEs accounted for an aggregate of 63% and 37%, respectively, of the consolidated total assets, and 87% and 86%, respectively, of the consolidated total liabilities.

There are no consolidated VIEs’ assets that are pledged or collateralized for the VIEs’ obligations and which can only be used to settle the VIEs’ obligations, except for registered capital and the PRC statutory reserves and certain property with carrying amounts of RMB10,000 (US$1,548) that were pledged to secure banking borrowings granted to the Company (Note 11). Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 16 for disclosure of the restricted net assets. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. There were no other pledges or collateralization of the VIEs’ assets.